Financial Instruments - Schedule of Forward and Swap Contracts (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024 EUR (€)
Schedule of Forward and Swap Contracts [Line Items]
Dollar/NIS contracts with an aggregate	€ 2,000
Interest Rate Swap Transaction [Member] | Semi-annually [Member]
Schedule of Forward and Swap Contracts [Line Items]
Interest swap transaction period	€ 17,600
Euro interest swap transaction for a period	18 years
Interest Swap Transaction [Member] | Semi-annually [Member]
Schedule of Forward and Swap Contracts [Line Items]
Interest swap transaction period	€ 9,600
Euro interest swap transaction for a period	13 years